Prospectus Supplement	July 28, 2006

PUTNAM VARIABLE TRUST Prospectuses dated April 30, 2006

In the section “Who manages the funds?” the table entry with respect to Putnam VT Capital Opportunities Fund (to the extent that this prospectus offers this fund) in the table showing the investment management team members who coordinate the management of the fund’s portfolio is replaced with the following:

PUTNAM VT CAPITAL OPPORTUNITIES FUND U.S. Small- and Mid-Cap Core Team

	Joined
Portfolio Leader	Fund	Employer	Positions Over Past Five Years

Joseph Joseph	2003	Putnam Management	Chief Investment Officer, U.S. Small and Mid Cap Core and
		1994–Present	International Small and Mid Cap Core Teams
			Previously, Chief Investment Officer, Global Core Small Cap
			Team; Director, Global Core Small Cap Team

	Joined
Portfolio Members	Fund	Employer	Positions Over Past Five Years

John Ferry	2004	Putnam Management	Portfolio Manager
		1998–Present	Previously, Quantitative Analyst

Gerald Moore	2003	Putnam Management	Senior Portfolio Manager
		1997–Present	Previously, Portfolio Manager

Franz Valencia	2006	Putnam Management	Portfolio Manager
		2002–Present	Previously, Research Associate
		Fidelity Investments	Chartist
		1999–2002

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